Federated Hermes MDT Small Cap Growth Fund Expense Example, No Redemption - Class A C IS and R6 Shares [Member] - Federated Hermes MDT Small Cap Growth Fund	Jul. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 681
Expense Example, No Redemption, 3 Years	957
Expense Example, No Redemption, 5 Years	1,254
Expense Example, No Redemption, 10 Years	2,095
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,218
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	347
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	1,329
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	$ 1,213